Shareholders' Equity	12 Months Ended
Jun. 30, 2025
Shareholders' Equity

17. Shareholders’ Equity

Share capital and share premium

The share capital of the Company is represented by common shares with a nominal value of ARS 10 per share and one vote each.

By Extraordinary Shareholders’ Meeting dated April 27, 2023, an increase of the capital stock of the company was approved to the sum of ARS 7,364 million and the subsequent issuance and distribution of new shares to the shareholders of the settlement date, according to their equity interest. Additionally, the change in the nominal value of the shares was approved from ARS 1 to ARS 10.

On September 13, 2023, the Company announced that having obtained the authorizations from the CNV and the Buenos Aires Stock Exchange as resolved at the Shareholders' Meeting held on April 27, 2023, in relation to:

(i)

an increase in the capital stock in the amount of ARS 6,552.4 million, through the partial capitalization of the Share Premium account, resulting in the issuance of 6,552,405,000 common shares, with a par value of ARS 1 (one peso) and with the right to one vote per share; and

(ii)	changing the nominal value of the ordinary shares from ARS 1 to ARS 10 each and entitled to one (1) vote per share.

The Company informs all shareholders who have such quality as of September 19, 2023, according to the registry maintained by Caja de Valores S.A., that from September 20, 2023, the shares distribution and the change in nominal value was made simultaneously and the entry of the change of 811,137,457 book-entry common shares, with a nominal value of ARS 1 each and one vote per share, for the quantity of 736,354,245 book-entry common shares with a nominal value of ARS 10 each and one vote per share, consequently, where every 1 (one) old share with nominal value of ARS 1 shall be exchanged for 0.907804514 new shares with nominal value ARS 10. The new shares distributed due to the described capitalization have economic rights under equal conditions with those that are currently in circulation.

Regarding the shareholders who, because of the entry in the Scriptural Registry, have fractions of common shares with a nominal value of ARS 10 and one vote per share, they were settled in cash in accordance with the listing regulations of Bolsas y Mercados Argentinos. Regarding the shareholders who, due to the exchange of shares did not reach at least one share with a nominal value of ARS 10, the necessary amount was assigned to them until the nominal value of ARS 10 is completed.

The Company share capital after the indicated operations will amount to ARS 7,364 million represented by 736,354,245 book-entry common shares with a nominal value of ARS 10 each and one vote per share.

Likewise, the Buenos Aires Stock Exchange has been requested to change the modality of the negotiation of the shares representing the share capital. Specifically, the negotiation price will be registered per share instead of being negotiated by Argentine peso (ARS) of nominal value, given that the change in nominal value, and the issuance of shares resulting from the capitalization, would produce a substantial downward effect on the share price.

This capitalization and change in the nominal value of the shares do not modify the economic values of the holdings or the percentage of participation in the share capital.

Treasury shares

On March 11, 2022, the IRSA Board of Directors approved the shares buyback program issued by the Company and established the terms and conditions for the acquisition of shares issued by the Company, under the terms of Article 64 of Law No. 26,831 and the regulations of the CNV, for up to a maximum amount of ARS1,000 million and up to 10% of the capital stock, up to a daily limit of up to 25% of the average volume of daily transactions experienced by the Company's shares, jointly in the listed markets, during the previous 90 business days, and up to a maximum price of USD 7 per ADS and ARS 140 per share. Likewise, the buyback term was set at up to 120 days, beginning the day following the date of publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange.

On July 12, 2022, the Board of Directors extended, for a period of 120 (one hundred twenty) days from the day following the publication date of the information in the Daily Bulletin of the Buenos Aires Stock Exchange (“BCBA”), the share buyback program that was approved by resolution of the management body on March 11, 2022. The remaining terms and conditions set for the acquisition of the company's shares, which were duly communicated to the investing public, remain in effect.

On September 21, 2022, the Company announced the completion of the share buyback program, having acquired the equivalent of 9,419,623 ordinary shares, which represent approximately 99.51% of the approved program and 1.16% of the share capital.

On June 15, 2023, the Board of Directors of IRSA approved a new program for the repurchase of securities issued by the Company and established the terms and conditions for the acquisition of its own shares, under the terms of Article 64 of Law No. 26,831 and the regulations of the CNV. This is for up to a maximum amount of ARS 5,000 million and up to 10% of the share capital, with a daily limit of up to 25% of the average transaction volume experienced by the Company's shares, jointly on the markets where it is listed, during the previous 90 business days, and up to a maximum price of USD 8 per GDS and ARS 425 per share. Additionally, the buyback period was set to up to 180 days, starting the day after the publication date of the information in the Daily Bulletin of the Buenos Aires Stock Exchange.

The Company reported that on September 5, 2023, the Company's Board of Directors resolved to modify the acquisition price of its own shares, establishing a maximum value of USD 9 per GDS and up to a maximum value in pesos of ARS 720 per share, maintaining the remaining terms and conditions duly communicated.

On November 6, 2023, the Board of Directors resolved to extend the term of the shares repurchase program for an additional period of 180 days from the expiration of the term of the current share buyback program for the acquisition of own shares approved on June 15, 2023, which expired on December 13, 2023, with the remaining terms and conditions duly communicated.

On November 29, 2023, the Board of Directors resolved to modify the acquisition price of its own shares, establishing a maximum value of USD 11.00 per GDS and up to a maximum value in pesos of ARS 1,320 per share, maintaining the remaining terms and conditions duly communicated.

On January 4, 2024, the Company reported that the Share Buyback Program approved by the Board of Directors on June 15, 2023, for up to the sum of ARS 5,000 million, with a validity period set at 180 days, extended for an additional period of 180 days from the initial expiration date on December 13, 2023, ended on December 20, 2023, as the amount duly approved for the acquisition of own shares had been fully utilized, with 99.95% of the program completed.

On January 4, 2024, the Board of Directors of IRSA approved a new program for the buyback program of shares issued by the Company and established the terms and conditions for the acquisition of treasury shares issued by the Company, under the terms of Article 64. of Law No. 26,831 and the CNV regulations, for up to a maximum amount of ARS 6,500 million and up to 10% of the share capital, up to a daily limit of up to 25% of the average daily trading volume of the Company's shares, jointly in the markets it is listed, during the previous 90 business days, and up to a maximum price of USD 10 per GDS and ARS 1,200 per share. Likewise, the repurchase period was set at up to 180 days, beginning the day following the date of publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange. On March 1, 2024, the Company announced the completion of the share buyback program, having acquired the equivalent of 6,503,318 common shares, which represent approximately 99.91% of the approved program and 0.88% of the outstanding shares.

On March 20, 2024, the Board of Directors of IRSA approved a new program for the buyback program of shares issued by the Company and established the terms and conditions for the acquisition of treasury shares issued by the Company, under the terms of Article 64. of Law No. 26,831 and the CNV regulations, for up to a maximum amount of ARS 6,500 million and up to 10% of the share capital, up to a daily limit of up to 25% of the average daily trading volume of the Company's shares, jointly in the markets it is listed, during the previous 90 business days, and up to a maximum price of USD 11 per GDS and ARS 1,250 per share. Likewise, the repurchase period was set at up to 180 days, beginning the day following the date of publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange.

On April 22, 2024, the Company announced the completion of the share buyback program approved on March 20, 2024, having acquired the equivalent of 6,337,939 common shares, which represent approximately 99.54% of the approved program and 0.86% of the outstanding shares.

Since the beginning of the program approved on June 15, 2023, including the programs approved on January 4 and March 20, 2024, and until the closing date of these Consolidated Financial Statements, the Company acquired 20,681,131 common shares (nominal value ARS 10 per share) for a total of ARS 17,865 million. The amounts are expressed in the currency at the time of acquisition.

On May 30, 2024, the Board of Directors has approved the incorporation into the Company’s own portfolio of the shares not currently registered under the custody of Caja de Valores S.A. derived from an exchange process carried out in 1994 that were timely exchanged for shares of the company Sociedad Anónima Mercado del Abasto (“SAMAP”) (later Alto Palermo S.A., then IRSA Propiedades Comerciales S.A. by a change in the corporate name and currently IRSA, after the merger process of 2022). Given the time elapsed, and after making significant and public efforts to enable the holders of these shares to complete the corresponding exchange, the Board has decided to apply the liberatory prescription provided for in the Civil and Commercial Code, having met the assumptions for its exercise: lapse of time during the legal term (10 years) and creditor’s inaction.

Consequently, the Company received 5,125,667 shares of VN ARS 10 from IRSA which will remain in the Company’s portfolio.

Inflation adjustment of share capital

The inflation adjustment related to share capital is allocated to an inflation adjustment account that forms part of shareholders' equity. The balance of this account could be applied towards the issuance of common stock to shareholders of the Company and to the absorption of negative retained earnings.

Warrants

Common stock purchase options (warrants) are recorded as a separate component of the equity and are measured at cost; represented by fair value on the issue date using the Black-Scholes pricing model, which incorporates certain inputs assumptions, including shares price and volatility, risk-free interest rate, and warrant maturity.

At the time of the exercise of the warrants by the holders, the warrants are transferred to share capital for the nominal value of the issued shares and the difference with the product is recognized in the share premium.

Legal reserve

According to Law N° 19,550, 5% of the profit of the year is destined to the constitution of a legal reserve until it reaches the legal capped amount (20% of total capital and inflation adjustment of share capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. The Company has not reached the legal limit of this reserve.

Special reserve Resolution CNV 609/12 - Retained earnings

The CNV, through General Ruling N° 562/9 and 576/10, has provided for the application of Technical Resolutions N° 26 and 29 of the FACPCE, which adopt the IFRS, as issued by the IASB, for companies subject to the public offering regime ruled by Law 17,811, due to the listing of their shares or corporate notes, and for entities that have applied for authorization to be listed under the mentioned regime. The Company has applied IFRS, as issued by the IASB, for the first time in the year beginning July 1st, 2012, being its transition date July 1st, 2011. Pursuant to CNV General Ruling N° 609/12, the Company set up a special reserve reflecting the positive difference between the balance of retained earnings disclosed in the first Financial Statements prepared according to IFRS and the balance of retained earnings disclosed in the last Financial Statements prepared in accordance with previously effective accounting standards. The reserve recorded amounted to ARS 395, which as of June 30, 2017 were fully used to absorb the negative balances in the retained earnings account. During the fiscal year ended June 30, 2017, the Company’s Board of Directors decided to change the accounting policy of investment property from the cost method to the fair value method, as allowed by IAS 40, this situation generated the balance currently held by the mentioned reserve. According to the resolution that established it, the reserve may be released for capitalization or to absorb any potential negative balances in the “Accumulated deficit” account.

Special reserve

The Ordinary and Extraordinary General Meeting of Shareholders on October 31, 2017 constituted a special reserve which was subsequently utilized to absorb losses and as of June 30, 2025 amounts to ARS 49,485.

Additional paid-in capital from treasury shares

Upon sale of treasury shares, the difference between the net realizable value of the treasury shares sold and the acquisition cost will be recognized, whether it is a gain or a loss, under the non-capitalized contribution account and will be known as “Treasury shares trading premium”.

Dividends

On October 28, 2022 and April 27, 2023, our shareholders held an Ordinary and Extraordinary Meeting and approved the payment of dividends to ARS 4,340 million and ARS 21,900 million, respectively.

On October 5, 2023, the General Ordinary and Extraordinary Shareholders’ Meeting resolved to pay dividends for the sum of ARS 64,000 million. Furthermore, on May 2, 2024, during a Board of Directors meeting in accordance with the delegation resolved by the General Ordinary and Extraordinary Shareholders’ Meeting of IRSA held on October 28, 2022, regarding the use and allocation of the discretionary reserve, the payment of a cash dividend for the sum of ARS 55,000 million was approved.

The amounts are expressed in currency defined as approved by the Ordinary and Extraordinary Shareholders' Meeting.

On October 28, 2024, the General Ordinary and Extraordinary Shareholders’ Meeting was held, where it was resolved to distribute a dividend to shareholders in proportion to their shareholdings, payable in cash for the sum of ARS 90,000 million. These were fully paid on the date of these Consolidated Financial Statements. The amounts are expressed in currency defined as approved by the Ordinary and Extraordinary Shareholders' Meeting.

Likewise, it was approved to distribute the amount of 25,700,000 treasury shares in the portfolio of nominal value ARS 10, derived from the share repurchase programs, to the shareholders in proportion to their shareholdings, and the request for the issuance and public offer of complementary common shares to those authorized by the CNV on February 8, 2021, within the agreement of the share capital increase by subscription of shares approved by the Shareholders´ Meeting held on October 30, 2019 and the Board of Directors on January 20, 2021 for a total of 80,000,000 common shares of par value ARS 1 (currently par value ARS 10) and with the right to one vote per share and 80,000,000 options with the right to receive common shares.